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                                    GE FUNDS

         I, the undersigned, a duly elected officer of GE Funds, do hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from those contained in the most recent registration statement amendment, filed April 25, 2000, and (ii) the text of such amendment was filed electronically.

         IN WITNESS WHEREOF, I have signed this Certificate on this 1st day of May, 2000.

                                            GE FUNDS



                                            By: /s/ Matthew J. Simpson
                                               -----------------------
                                            Name:  Matthew J. Simpson
                                            Title: Secretary